Acquisitions and divestitures	6 Months Ended
Jun. 30, 2025
Acquisitions And Divestitures
Acquisitions and divestitures

15. Acquisitions and divestitures

Effects on the income statement

		Three-month period ended June 30,		Six-month period ended June 30,
	Reference	2025	2024	2025	2024
Energy Assets	15(a) and 16	–	–	(117)	–
PT Vale Indonesia Tbk	15(b)	–	1,059	–	1,059
		–	1,059	(117)	1,059

a) Divestment on Energy Assets – In March 2025, the Company signed an agreement with Global Infrastructure Partners (“GIP”) for the sale of 70% of its stake in Aliança Geração de Energia S.A. ("Aliança Energia"), including the operations of Sol do Cerrado solar plant and Risoleta Neves hydroelectric plant, which are assets of the Company and will be transferred to Aliança Energia upon closing of the transaction, for the amount of US$837.

The transaction amount for Vale comprises an estimated cash inflow of US$1 billion, net of an estimated reduction of US$0.2 billion in the remaining investment in Aliança Energia due to a loan that will be assumed by the investee in the context of the transaction.

Aliança Energia operates power generation assets in Brazil, with a portfolio of six hydroelectric plants in the state of Minas Gerais and three operational wind farms in the states of Rio Grande do Norte and Ceará that, together with Sol do Cerrado solar plant and Risoleta Neves hydroelectric plant, both located in Minas Gerais, will henceforth be referred to as the "Energy Assets".

Upon closing, Vale will have energy supply contracts for own use and will lose control over Aliança Energia, being the remaining interest treated as an associate and accounted at the equity method. Completion of the transaction is expected for 2025 and is subject to customary precedent conditions.

As a result of the agreement with GIP, in March 2025, the assets and liabilities associated with the Energy Assets were classified as held for sale and the Company recognized an impairment loss in the amount of US$117 in the income statement as "Impairment and gains (losses) on disposal of non-current assets, net", which was allocated to goodwill (note 16).

Energy Assets classified as held for sale

	Notes	June 30, 2025	March 31, 2025 (date of the classification)
Assets
Cash and cash equivalents		121	115
Deferred income taxes	7(b)	11	10
Intangible assets	16	952	904
Property, plant, and equipment	17 and 22	877	831
Others		38	34
Total assets		1,999	1,894

Liabilities
Loans and borrowings	9(c)	250	240
Deferred income taxes	7(b)	311	295
Others		179	163
Total liabilities		740	698

b) Divestment on PT Vale Indonesia Tbk (“PTVI”) – In June 2024, the Company reduced its interests in PTVI in approximately 10.5%. This divestment was carried out through (i) the issuance of PTVI’s new shares, thereby diluting Vale in 2.1%, and (ii) by the direct sale of 8.4% of Vale’s shares to MIND ID. As a result of the transaction, MIND ID became PTVI's largest shareholder, holding approximately 34.0% of the issued shares, with the Company and SMM holding approximately 33.9% and 11.5%, respectively. The completion of the transaction satisfied a key condition for PTVI to extend its mining license until 2035, with potential extension beyond this period subject to certain requirements.

With the transaction, Vale received US$155 for its shares and lost control over PTVI, which was accounted for as an associate under the equity method due to the significant influence retained by Vale over PTVI.

As result, in June 2024, the Company recognized a gain of US$1,059 in the income statement as "Other operating expenses, net". This gain was due to the reclassification of cumulative translation adjustments of US$1,063 and the gain on remeasurement of the interest retained at fair value of the US$657, net of the loss on the reduction in PTVI stake in the amount of US$661. The effects of this transaction are summarized below:

June 28, 2024
Cash consideration received	155
Fair value of 33.9% interest retained (i)	1,910

Effects of the deconsolidation:
Derecognition of net assets of PTVI	(3,697)
Gain on derecognition of noncontrolling shareholders	1,628
Gain on the reclassification of cumulative translation adjustments	1,063
Gain on the transaction recorded in the income statement	1,059

(i) The fair value of the 33.9% retained interest was estimated based on a third-party valuation report. The valuation considered the discounted cash flow method. The key assumptions considered were (i) discount rate of 7.75% with incremental risk premium of around 1.00% on certain assets, (ii) asset life through to 2065, and (iii) range of expected nickel prices from US$/t 17,501 to US$/t 21,000.

c) Strategic partnership in the Energy Transition Metals business – In April 2024, the Company concluded the transaction with Manara Minerals to sell 10% of the business for US$2,455, which was fully contributed to VBM thereby diluting Vale to a 90% equity interest, retaining control over VBM. As a result, Vale recognized a gain from the sale in the amount of US$895, of which US$1,514 was attributable to noncontrolling interests recorded in the equity as "Transactions with noncontrolling interests".